Davis Financial Fund
Authorized series of
Davis Series, Inc.
Supplement dated June 13, 2024
to the Summary Prospectus dated April 30, 2024

The following is added under “Annual Fund Operating Expenses”:

The Adviser (as defined below) is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses (Class A shares, 1.00%; Class C shares, 1.75%; Class Y shares, 0.75%). For purposes of these expense caps, operating expenses do not include foreign tax reclaim filing expenses. The Adviser is obligated to continue the expense cap through May 1, 2025. The expense cap cannot be modified prior to this date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.

Davis Opportunity Fund

Authorized series of
Davis Series, Inc.
Supplement dated June 13, 2024
to the Summary Prospectus dated April 30, 2024

The following replaces the footnote under “Annual Fund Operating Expenses”:

The Adviser (as defined below) is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses (Class A shares, 1.00%; Class C shares, 1.75%; Class Y shares, 0.75%). For purposes of these expense caps, operating expenses do not include foreign tax reclaim filing expenses. The Adviser is obligated to continue the expense cap through May 1, 2025. The expense cap cannot be modified prior to this date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.

Davis Appreciation & Income Fund

Authorized series of
Davis Series, Inc.
Supplement dated June 13, 2024
to the Summary Prospectus dated April 30, 2024

The following replaces the footnote under “Annual Fund Operating Expenses”:

The Adviser (as defined below) is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses (Class A shares, 1.00%; Class C shares, 1.75%; Class Y shares, 0.75%). For purposes of these expense caps, operating expenses do not include foreign tax reclaim filing expenses. The Adviser is obligated to continue the expense cap through May 1, 2025. The expense cap cannot be modified prior to this date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.

Davis Real Estate Fund

Authorized series of
Davis Series, Inc.
Supplement dated June 13, 2024
to the Summary Prospectus dated April 30, 2024

The following replaces the footnote under “Annual Fund Operating Expenses”:

The Adviser (as defined below) is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses (Class A shares, 1.00%; Class C shares, 1.75%; Class Y shares, 0.75%). For purposes of these expense caps, operating expenses do not include foreign tax reclaim filing expenses. The Adviser is obligated to continue the expense cap through May 1, 2025. The expense cap cannot be modified prior to this date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.

Davis Government Bond Fund
Authorized series of
Davis Series, Inc.
Supplement dated June 13, 2024
to the Summary Prospectus dated April 30, 2024

The following replaces the footnote under “Annual Fund Operating Expenses”:

The Adviser (as defined below) is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses (Class A shares, 1.00%; Class C shares, 1.75%; Class Y shares, 0.75%). For purposes of these expense caps, operating expenses do not include foreign tax reclaim filing expenses. The Adviser is obligated to continue the expense cap through May 1, 2025. The expense cap cannot be modified prior to this date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.

Davis Financial Fund
Davis Opportunity Fund
Davis Appreciation & Income Fund
Davis Real Estate Fund
Davis Government Bond Fund
Authorized series of
Davis Series, Inc.
Supplement dated June 13, 2024
to the Prospectus dated April 30, 2024

The following is added under “Annual Fund Operating Expenses” for Davis Financial Fund, and replaces the footnotes under “Annual Fund Operating Expenses” for Davis Opportunity Fund, Davis Appreciation & Income Fund, Davis Real Estate Fund, and Davis Government Bond Fund:

The Adviser (as defined below) is contractually committed to waive fees and/or reimburse the Fund’s expenses to the extent necessary to cap total annual fund operating expenses (Class A shares, 1.00%; Class C shares, 1.75%; Class Y shares, 0.75%). For purposes of these expense caps, operating expenses do not include foreign tax reclaim filing expenses. The Adviser is obligated to continue the expense cap through May 1, 2025. The expense cap cannot be modified prior to this date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Fund.